Restatement and Other Corrections of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Restatement and Other Corrections of Previously Issued Financial Statements
Schedule of description of the errors and their impacts on the previously issued financial statements

	Year Ended December 31, 2023
	As Previously
	Reported	Adjustment	As Restated
Total assets	$1,349,213	$—	$1,349,213
Accrued expenses and other current liabilities	1,796,258	7,625,000	9,421,258
Total current liabilities	126,222,699	7,625,000	133,847,699
Total liabilities	126,222,699	7,625,000	133,847,699
Accumulated deficit	(151,559,883)	(7,625,000)	(159,184,883)
Total members’ deficit	(151,559,883)	(7,625,000)	(159,184,883)

	Year Ended December 31, 2022
	As Previously
	Reported	Adjustment	As Restated
Total assets	$800,703	$—	$800,703
Accrued expenses and other current liabilities	222,647	7,625,000	7,847,647
Total current liabilities	83,561,870	7,625,000	91,186,870
Total liabilities	90,183,327	7,625,000	97,808,327
Accumulated deficit	(114,034,065)	(7,625,000)	(121,659,065)
Total members’ deficit	(114,034,065)	(7,625,000)	(121,659,065)

	Year Ended December 31, 2021
	As Previously
	Reported	Adjustment	As Restated
Total assets	$840,673	$—	$840,673
Accrued expenses and other current liabilities	252,018	7,625,000	7,877,018
Total current liabilities	71,823,322	7,625,000	79,448,322
Total liabilities	74,911,664	7,625,000	82,536,664
Accumulated deficit	(96,838,428)	(7,625,000)	(104,463,428)
Total members’ deficit	(96,838,428)	(7,625,000)	(104,463,428)

	Nine Months Ended September 30, 2023 (unaudited)
	As Previously
	Reported	Adjustment	As Restated
Total assets	$734,469	$—	$734,469
Accrued expenses and other current liabilities	197,030	7,625,000	7,822,030
Total current liabilities	119,234,564	7,625,000	126,859,564
Total liabilities	119,234,564	7,625,000	126,859,564
Accumulated deficit	(144,658,261)	(7,625,000)	(152,283,261)
Total members’ deficit	(144,658,261)	(7,625,000)	(152,283,261)

	Six Months Ended June 30, 2023 (unaudited)
	As Previously
	Reported	Adjustment	As Restated
Total assets	$824,638	$—	$824,638
Accrued expenses and other current liabilities	204,479	7,625,000	7,829,479
Total current liabilities	111,435,401	7,625,000	119,060,401
Total liabilities	111,452,518	7,625,000	119,077,518
Accumulated deficit	(136,268,316)	(7,625,000)	(143,893,316)
Total members’ deficit	(136,268,316)	(7,625,000)	(143,893,316)